Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Smid Cap Core Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.51%
Basic Materials — 9.07%
Balchem	53,775	$5,250,053
Boise Cascade	52,633	2,101,109
Eastman Chemical	76,669	5,989,382
Ferro †	108,585	1,346,454
Huntsman	313,994	6,973,807
Kaiser Aluminum	69,128	3,704,570
Minerals Technologies	107,853	5,511,288
Neenah	125,635	4,707,544
Reliance Steel & Aluminum	71,407	7,286,370
Worthington Industries	131,877	5,377,944
		48,248,521
Business Services — 4.09%
ABM Industries	104,091	3,815,976
Aramark	162,169	4,289,370
ASGN †	74,810	4,754,924
Casella Waste Systems Class A †	53,807	3,005,121
US Ecology	103,521	3,382,031
WillScot Mobile Mini Holdings †	151,083	2,520,064
		21,767,486
Capital Goods — 12.53%
Barnes Group	60,762	2,171,634
BWX Technologies	81,640	4,597,148
Columbus McKinnon	37,696	1,247,738
ESCO Technologies	51,782	4,171,558
Federal Signal	70,195	2,053,204
Gates Industrial †	146,063	1,624,220
Graco	82,637	5,069,780
Jacobs Engineering Group	53,945	5,004,478
Kadant	40,284	4,415,932
KBR	99,491	2,224,619
Lincoln Electric Holdings	61,388	5,650,151
MasTec †	56,172	2,370,458
Oshkosh	65,662	4,826,157
Quanta Services	100,679	5,321,892
Rexnord	142,321	4,246,859
Spirit AeroSystems Holdings Class A	45,988	869,633
Tetra Tech	23,540	2,248,070
United Rentals †	29,736	5,188,932
Woodward	42,494	3,406,319
		66,708,782
Consumer Discretionary — 4.27%
American Eagle Outfitters	173,297	2,566,529
Dick's Sporting Goods	58,882	3,408,090
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Five Below †	51,878	$6,588,506
Malibu Boats Class A †	96,588	4,786,901
Sonic Automotive Class A	39,101	1,570,296
Steven Madden	193,786	3,778,827
		22,699,149
Consumer Services — 2.68%
Chuy's Holdings †	64,829	1,269,352
Jack in the Box	48,088	3,813,859
Texas Roadhouse	49,715	3,022,175
Wendy's	276,375	6,161,781
		14,267,167
Consumer Staples — 2.90%
Casey's General Stores	44,466	7,899,385
Helen of Troy †	13,521	2,616,584
J & J Snack Foods	37,782	4,926,395
		15,442,364
Credit Cyclicals — 2.83%
BorgWarner	117,206	4,540,561
DR Horton	59,781	4,521,237
Toll Brothers	123,740	6,021,188
		15,082,986
Energy — 0.83%
Diamondback Energy	105,699	3,183,654
Patterson-UTI Energy	57,251	163,165
PDC Energy †	86,226	1,068,771
		4,415,590
Financial Services — 13.47%
American Equity Investment Life Holding	24,726	543,725
Axis Capital Holdings	88,312	3,889,260
Comerica	56,635	2,166,289
East West Bancorp	146,260	4,788,552
Essent Group	142,361	5,268,781
First Financial Bancorp	239,739	2,878,067
Great Western Bancorp	122,621	1,526,631
Hamilton Lane Class A	36,420	2,352,368
Independent Bank Group	67,183	2,968,145
Kemper	50,041	3,344,240
NMI Holdings Class A †	153,991	2,741,040
Primerica	39,366	4,453,869
Reinsurance Group of America	52,681	5,014,704
Selective Insurance Group	75,411	3,882,912
South State	69,367	3,340,021
Sterling Bancorp	218,384	2,297,400

NQ-VIP-874 [9/20] 11/20 (1399548)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Smid Cap Core Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
Stifel Financial	76,542	$3,869,964
Umpqua Holdings	314,550	3,340,521
Valley National Bancorp	378,305	2,591,389
Webster Financial	156,939	4,144,759
Western Alliance Bancorp	75,484	2,386,804
WSFS Financial	143,839	3,879,338
		71,668,779
Healthcare — 15.86%
Agios Pharmaceuticals †	88,548	3,099,180
Amicus Therapeutics †	48,495	684,749
Bio-Techne	25,434	6,300,765
Blueprint Medicines †	43,579	4,039,773
Catalent †	86,471	7,407,106
Encompass Health	90,101	5,854,763
Exact Sciences †	49,621	5,058,861
Halozyme Therapeutics †	86,740	2,279,527
ICON †	29,123	5,565,114
Intercept Pharmaceuticals †	55,027	2,281,420
Ligand Pharmaceuticals †	44,698	4,260,613
MyoKardia †	17,160	2,339,423
Natera †	45,190	3,264,526
Neurocrine Biosciences †	64,152	6,168,856
Quidel †	22,593	4,956,452
Repligen †	44,487	6,563,612
Supernus Pharmaceuticals †	116,933	2,436,884
Teladoc Health †	16,068	3,522,748
Ultragenyx Pharmaceutical †	74,866	6,153,237
Wright Medical Group †	70,177	2,143,206
		84,380,815
Media — 0.84%
Cinemark Holdings	152,125	1,521,250
Interpublic Group of Companies	178,089	2,968,744
		4,489,994
Real Estate Investment Trusts — 7.17%
American Assets Trust	71,728	1,727,927
Apartment Investment and Management Class A	122,485	4,130,194
Brixmor Property Group	168,659	1,971,624
Camden Property Trust	50,588	4,501,320
Cousins Properties	157,824	4,512,188
EastGroup Properties	20,219	2,614,923
EPR Properties	70,727	1,944,992
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust	135,596	$5,396,721
Kite Realty Group Trust	192,213	2,225,827
Lexington Realty Trust	283,077	2,958,155
Life Storage	17,563	1,848,857
Pebblebrook Hotel Trust	115,173	1,443,118
Physicians Realty Trust	92,603	1,658,520
RPT Realty	226,479	1,232,046
		38,166,412
Technology — 17.02%
Blackbaud	22,443	1,252,993
Box Class A †	79,565	1,381,248
Brooks Automation	81,141	3,753,583
Chegg †	51,018	3,644,726
ExlService Holdings †	81,191	5,356,170
Guidewire Software †	48,744	5,082,537
II-VI †	101,197	4,104,550
J2 Global †	70,083	4,851,145
LendingTree †	18,748	5,753,574
MACOM Technology Solutions Holdings †	60,925	2,072,059
MaxLinear †	180,027	4,183,827
Medallia †	90,547	2,482,799
NETGEAR †	86,649	2,670,522
Paycom Software †	14,483	4,508,558
Proofpoint †	68,882	7,270,495
PTC †	67,666	5,597,331
Rapid7 †	51,609	3,160,535
Semtech †	102,282	5,416,855
SS&C Technologies Holdings	88,228	5,339,559
Tyler Technologies †	12,707	4,429,152
WNS Holdings ADR †	95,460	6,105,622
Yelp †	106,806	2,145,733
		90,563,573
Transportation — 2.04%
Knight-Swift Transportation Holdings	171,749	6,990,184
Werner Enterprises	92,485	3,883,445
		10,873,629
Utilities — 3.91%
Black Hills	63,487	3,395,919
NorthWestern	133,808	6,508,421

2    NQ-VIP-874 [9/20] 11/20 (1399548)

	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
South Jersey Industries	240,792	$4,640,062
Spire	118,244	6,290,581
		20,834,983
Total Common Stock (cost $507,126,862)		529,610,230

Short-Term Investments — 0.65%
Money Market Mutual Funds — 0.65%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	862,826	862,826
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	862,826	862,826
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	862,826	862,826
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	862,826	862,826
Total Short-Term Investments (cost $3,451,304)		3,451,304

Total Value of Securities—100.16% (cost $510,578,166)		533,061,534
Value (US $)

Liabilities Net of Receivables and Other Assets—(0.16%)	$(873,912)
Net Assets Applicable to 28,113,920 Shares Outstanding—100.00%	$532,187,622
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
NQ-VIP-874 [9/20] 11/20 (1399548)    3